LOSS PER SHARE (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive loss per share	880,617	910,705
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive loss per share	6,053,703	8,939,019
Earnout Shares Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive loss per share	4,000,000	4,000,000